Events After The Balance Sheet Date - Additional Information (Details) - Events after Reporting Period - Development Funding Agreement $ in Millions	Aug. 19, 2025 USD ($) shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash payment to DFA | $	$ 20.0
Percentage of share capital issued	9.99%
Number of shares issued	136,661,003
Ordinary shares [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued	136,661,003